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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     GLENHILL CAPITAL MANAGEMENT, LLC
Address:  600 FIFTH AVENUE, 11TH FLOOR
          NEW YORK, NEW YORK 10020

Form 13F File Number: 028-10911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Glenhill Advisors, LLC
Title:  Managing Member
        By: Glenn J. Krevlin
        Managing Member
Phone:  (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:

    /s/ GLENN J. KREVLIN          New York, New York         November 14, 2012
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          [Signature]                [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number            Name
028-10461                       Glenhill Advisors, LLC